Operating Segment and Related Information - Long-term investments, Property and Equipment and Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Investments	$ 4,392.1	$ 3,800.9
Total Assets	6,958.3	6,503.8
Operating Segments | Construction
Revenues from External Customers and Long-Lived Assets [Line Items]
Investments	0.9	0.9
Total Assets	530.4	537.9
Operating Segments | Insurance
Revenues from External Customers and Long-Lived Assets [Line Items]
Investments	4,423.0	3,821.4
Total Assets	5,611.9	5,213.1
Operating Segments | Life Sciences
Revenues from External Customers and Long-Lived Assets [Line Items]
Investments	22.0	16.3
Total Assets	28.4	35.6
Operating Segments | Broadcasting
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	257.9	202.8
Operating Segments | Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Investments	43.1	42.8
Total Assets	366.3	368.2
Operating Segments | Energy
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	142.8	77.6
Operating Segments | Telecommunications
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	89.3	139.9
Corporate
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	27.2	9.2
Intersegment Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Investments	(96.9)	(80.5)
Total Assets	$ (95.9)	$ (80.5)